Other Current Receivables - Summary of Other Current Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Current Receivables [Abstract]
Value added tax	$ 7,604	$ 6,169
Advance payments to vendors	2,201	1,158
Derivatives	129
Other	7,504	8,411
Total	$ 17,438	$ 15,738